Commitments and Contingencies	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 6 — COMMITMENTS

Registration Rights

The holders of the (i) Founder Shares, (ii) private placement warrants, which will be issued in a private placement simultaneously with the closing of the Proposed Public Offering, private placement warrants and the Class A ordinary shares underlying such private placement warrants and (iii) warrants that may be issued upon conversion of working capital loans will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover over-allotments at the Proposed Public Offering price, less the underwriting commissions.

The underwriters will be entitled to (1) an underwriting discount of $0.20 per Unit, or $4,000,000 in the aggregate (or $4,600,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), of which (i) $0.10 per unit will be paid to the underwriters in cash and (ii) $0.10 per Unit will be used by the underwriters to purchase Private Placement Warrants, and (2) a deferred fee of $0.40 per Unit, or $8,000,000 in the aggregate (or $9,200,000 in the aggregate if the overallotment option is exercised in full). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement and will be based on the amount of funds remaining in the Trust Account after shareholder redemptions of public shares in connection with the consummation of a Business Combination.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the (i) Founder Shares, (ii) Private Placement Warrants, which were issued in a private placement simultaneously with the closing of the Initial Public Offering, and the Class A ordinary shares underlying such Private Placement Warrants and (iii) warrants that may be issued upon conversion of Working Capital Loans are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the Underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting commissions. As of March 5, 2026, simultaneously with the closing of the Initial Public Offering, the Underwriters elected to fully exercise the over-allotment option to purchase the additional 3,000,000 Units at a price of $10.00 per Unit.

The Underwriters were entitled to (1) an underwriting discount of $0.20 per Unit, or $4,600,000 in the aggregate which was paid in cash at the closing of the Initial Public Offering and (2) a deferred fee of $0.40 per Unit, or $9,200,000 in the aggregate. The deferred fee will become payable to the Underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement and will be based on the amount of funds remaining in the Trust Account after shareholder redemptions of Public Shares in connection with the consummation of a Business Combination.

Deferred Legal Fee

As of June 30, 2026, the Company had a total of $648,346 of deferred legal fees incurred to be paid to the Company’s legal advisors upon consummation of the Business Combination. As of December 31, 2025, there were no deferred legal fees payable. The deferred fees are classified as a non-current liability in the accompanying condensed balance sheets.

Placement Agent Agreements

On June 8, 2026 and June 9, 2026, the Company engaged Cohen & Company Securities, LLC (“CCM”) as a placement agent and Drexel Hamilton, LLC (“DH”), as a junior placement agent (the “Placement Agents”) in connection with a private placement transaction related to a potential de-SPAC transaction involving a target. Upon the closing of the private placement, the Company will pay transaction fees to CCM and DH equal to 95% and 5%, respectively, of 3% of the gross proceeds raised in the private placement certain investors as defined in the respective agreements. In addition, the Company shall reimburse each Placement Agent for out-of-pocket expenses of up to $80,000 upon consummation of the private placement or termination of the agreements. As of June 30, 2026, no private placement had closed, and no amounts were due under these agreements. Accordingly, no liability was recognized in the accompanying condensed balance sheets.